Wells, Pipelines, Properties, Plant and Equipment, Net - Assumptions to Determine NPV of Cash Flows (Pemex Energy Transformation) (Detail) - Gas - Energy Transformation (formerly part of Pemex Industrial Transformation)
	9 Months Ended	12 Months Ended
	Sep. 30, 2025 $ / $ millionsPerDay	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Processed volume (millions per day) | millionsPerDay	2,555
Rate of U.S.$ | $ / $	18.3825
Useful lives of the cash-generating units (year average)	8 years
Pre-tax discount rate	12.26%	15.93%